Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Class A Common Stock [Member]	Common Stock [Member]	Stock Subscription Receivable [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Jan. 31, 2019		$ 82			$ 54,749,079	$ (56,442,927)	$ (1,693,766)
Beginning Balance, shares at Jan. 31, 2019		8,194,915
Issuance of common stock and warrants in private placement and warrant exercises		$ 1			70,698		70,699
Issuance of common stock and warrants in private placement and warrant exercises, shares		128,673
Shares issued for conversion of notes		$ 8			131,946		131,954
Shares issued for conversion of notes, shares		781,622
Settlement of accounts payable through issuance of common stock		$ 1			35,999		36,000
Settlement of accounts payable through issuance of common stock, shares		60,000
Reclass of APIC to derivative liabilities for tainted warrants					(322,006)		(322,006)
Resolution of derivative liabilities due to debt conversions					372,119		372,119
Return of common stock for services		$ (1)			(43,999)		(44,000)
Return of common stock for services, shares		(48,485)
Stock based compensation					80,421		80,421
Net loss						(337,469)	(337,469)
Ending Balance at Jan. 31, 2020		$ 91			55,074,257	(56,780,396)	(1,706,048)
Ending Balance, shares at Jan. 31, 2020		9,116,725
Issuance of common stock and warrants in private placement and warrant exercises		$ 1			20,598		20,599
Issuance of common stock and warrants in private placement and warrant exercises, shares		54,000
Shares issued for conversion of notes		$ 4			106,796		106,800
Shares issued for conversion of notes, shares		390,481
Reclass of APIC to derivative liabilities for tainted warrants					(189,472)		(189,472)
Resolution of derivative liabilities due to debt conversions					106,514		106,514
Net loss						(183,741)	(183,741)
Ending Balance at Apr. 30, 2020		$ 96			55,118,693	(56,964,137)	(1,845,348)
Ending Balance, shares at Apr. 30, 2020		9,561,206
Beginning Balance at Jan. 31, 2020		$ 91			55,074,257	(56,780,396)	(1,706,048)
Beginning Balance, shares at Jan. 31, 2020		9,116,725
Issuance of common stock and warrants in private placement and warrant exercises		$ 1		15,000	20,598		35,599
Issuance of common stock and warrants in private placement and warrant exercises, shares		54,000
Shares issued for conversion of notes		$ 6			169,854		169,860
Shares issued for conversion of notes, shares		586,062
Shares issued for services		$ 1			49,999		50,000
Shares issued for services, shares		142,857
Settlement of accounts payable through issuance of common stock
Class A Shares issued to settle related party advances and notes payable	$ 1				49,061		49,062
Class A Shares issued to settle related party advances and notes payable, shares	102,000
Reclass of APIC to derivative liabilities for tainted warrants					(189,472)		(189,472)
Resolution of derivative liabilities due to debt conversions					329,267		329,267
Return of common stock for services
Share issued for rounding from reverse stock split
Share issued for rounding from reverse stock split, shares		2,408
Net loss						(749,745)	(749,745)
Ending Balance at Jan. 31, 2021	$ 1	$ 99		15,000	55,503,564	(57,530,141)	(2,011,477)
Ending Balance, shares at Jan. 31, 2021	102,000	9,902,052
Issuance of common stock and warrants in private placement and warrant exercises		$ 1		(15,000)	122,099		107,100
Issuance of common stock and warrants in private placement and warrant exercises, shares		116,230
Shares issued for conversion of notes		$ 1			26,999		27,000
Shares issued for conversion of notes, shares		33,881
Settlement of accounts payable through issuance of common stock
Reclass of APIC to derivative liabilities for tainted warrants					(293,528)		(293,528)
Resolution of derivative liabilities due to debt conversions					17,406		17,406
Return of common stock for services
Net loss						(81,624)	(81,624)
Ending Balance at Apr. 30, 2021	$ 1	$ 101			$ 55,376,540	$ (57,611,765)	$ (2,235,123)
Ending Balance, shares at Apr. 30, 2021	102,000	10,052,163